Quarterly Holdings Report
for
Fidelity® Mid Cap Index Fund
July 31, 2026
MCX-NPRT1-0926
1.929304.114
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.4%
Information Technology - 0.1%
Software - 0.1%
IREN Ltd (b)(c)	1,232,349	45,350,443
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc	1,914,158	151,831,013
TOTAL AUSTRALIA		197,181,456
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	639,846	6,788,766
Liberty Global Ltd Class C (b)(c)	488,047	5,056,167

TOTAL BELGIUM		11,844,933
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	158,168	50,610,597
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	1,487,580	25,378,115
CANADA - 0.4%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc (United States) (c)	1,299,384	96,180,404
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
RB Global Inc (United States)	704,526	77,314,683
Materials - 0.0%
Metals & Mining - 0.0%
Almonty Industries Inc (United States) (b)(c)	828,133	9,159,151
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States) (c)	513,223	17,115,987
TOTAL CANADA		199,770,225
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S (b)	189,958	46,332,656
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	695,535	24,698,448
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	152,128	5,890,395
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (c)	79,025	1,721,954
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA (c)	342,505	32,702,377
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	469,779	19,495,829
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	68,393	10,345,809
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Coupang Inc Class A (b)	4,753,727	77,723,436
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	241,581	42,327,407
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	856,545	31,041,191
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (b)	136,638	59,493,552
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	1,496,818	107,261,978
UNITED STATES - 98.2%
Communication Services - 3.3%
Diversified Telecommunication Services - 0.1%
AST SpaceMobile Inc Class A (b)(c)	969,859	57,202,284
Globalstar Inc (b)	196,530	16,386,671
Iridium Communications Inc	351,860	16,657,052
		90,246,007
Entertainment - 2.0%
Electronic Arts Inc	948,899	199,135,944
Liberty Media Corp-Liberty Formula One Class A (b)(c)	89,508	8,038,713
Liberty Media Corp-Liberty Formula One Class C (b)	823,102	80,771,000
Live Nation Entertainment Inc (b)(c)	605,787	105,485,690
Madison Square Garden Sports Corp Class A (b)	60,811	23,940,074
ROBLOX Corp Class A (b)	2,406,433	85,669,015
Roku Inc Class A (b)	494,687	71,734,562
Take-Two Interactive Software Inc (b)	693,963	168,577,492
TKO Group Holdings Inc Class A	234,440	42,623,536
Warner Bros Discovery Inc (b)	9,116,266	239,757,797
		1,025,733,823
Interactive Media & Services - 0.3%
Match Group Inc	880,210	34,689,076
People Inc Class A (b)(c)	240,369	9,992,139
Pinterest Inc Class A (b)	1,855,361	44,547,218
Reddit Inc Class A (b)	505,520	71,111,498
		160,339,931
Media - 0.9%
Charter Communications Inc Class A (b)(c)	296,493	42,985,555
EchoStar Corp Class A (b)(c)	524,049	44,067,280
Fox Corp Class A (c)	751,963	43,786,805
Fox Corp Class B	522,001	27,112,732
Liberty Broadband Corp Class A (b)	64,460	2,195,507
Liberty Broadband Corp Class C (b)	439,742	14,968,818
New York Times Co/The Class A	583,353	43,687,306
News Corp Class A	1,408,053	38,805,941
News Corp Class B	457,942	14,319,846
Nexstar Media Group Inc	107,925	20,562,950
NIQ Global Intelligence Plc (b)	223,511	2,496,618
Omnicom Group Inc (c)	1,072,687	84,420,468
Sirius XM Holdings Inc (c)	671,063	19,876,886
Trade Desk Inc (The) Class A (b)	1,584,991	28,593,238
Versant Media Group Inc Class A	536,390	19,304,676
		447,184,626
TOTAL COMMUNICATION SERVICES		1,723,504,387
Consumer Discretionary - 8.8%
Automobile Components - 0.3%
Aptiv PLC (b)	801,914	45,284,084
BorgWarner Inc	776,156	49,472,183
Gentex Corp	806,377	18,836,967
Lear Corp	191,288	24,989,864
QuantumScape Corp Class A (b)(c)	1,897,170	9,903,227
		148,486,325
Automobiles - 0.5%
Ford Motor Co	14,810,011	217,410,961
Rivian Automotive Inc Class A (b)(c)	3,376,774	51,394,500
Thor Industries Inc (c)	190,483	14,280,511
		283,085,972
Broadline Retail - 0.5%
Dillard's Inc Class A (c)	12,121	7,131,269
eBay Inc	1,683,947	191,986,797
Etsy Inc (b)	355,066	29,001,791
Macy's Inc	998,117	24,773,264
Ollie's Bargain Outlet Holdings Inc (b)(c)	229,619	16,870,108
		269,763,229
Distributors - 0.2%
Genuine Parts Co	520,528	64,738,067
LKQ Corp	962,001	21,596,922
Pool Corp	121,850	22,628,764
		108,963,753
Diversified Consumer Services - 0.3%
ADT Inc	2,128,302	16,260,227
Bright Horizons Family Solutions Inc (b)	198,539	14,799,097
Duolingo Inc Class A (b)(c)	145,781	19,652,737
Grand Canyon Education Inc (b)	98,261	14,281,253
H&R Block Inc (c)	475,428	20,933,095
Liberty Live Holdings Inc Class A	74,060	7,014,963
Liberty Live Holdings Inc Class C	182,849	18,028,912
Service Corp International/US (c)	508,095	43,792,708
		154,762,992
Hotels, Restaurants & Leisure - 3.3%
Aramark	992,396	56,536,800
Boyd Gaming Corp	193,354	16,446,691
Caesars Entertainment Inc (b)	764,973	22,757,947
Carnival Corp Ltd	4,833,233	134,412,210
Cava Group Inc (b)(c)	380,384	24,812,448
Chipotle Mexican Grill Inc (b)	4,871,780	181,327,652
Choice Hotels International Inc (c)	105,512	11,763,533
Churchill Downs Inc	248,904	20,982,607
Darden Restaurants Inc	433,716	88,295,903
Domino's Pizza Inc	112,935	39,238,136
DraftKings Inc Class A (b)	1,806,454	42,415,540
Dutch Bros Inc Class A (b)(c)	444,541	29,264,134
Expedia Group Inc Class A	432,348	127,430,250
Flutter Entertainment PLC (b)(c)	536,603	56,058,915
Hyatt Hotels Corp Class A (c)	150,279	26,157,563
Las Vegas Sands Corp	1,045,204	51,100,024
MGM Resorts International (b)	704,758	31,411,064
Norwegian Cruise Line Holdings Ltd (b)(c)	1,730,437	32,064,998
Planet Fitness Inc Class A (b)(c)	299,357	16,737,050
Royal Caribbean Cruises Ltd	952,755	303,261,918
Texas Roadhouse Inc	248,980	51,150,451
Travel + Leisure Co	224,457	17,063,221
Vail Resorts Inc (c)	132,752	19,830,494
Viking Holdings Ltd (b)	671,015	70,020,415
Wingstop Inc	103,353	13,383,180
Wyndham Hotels & Resorts Inc	277,413	20,767,137
Wynn Resorts Ltd	287,524	28,554,008
Yum! Brands Inc	1,047,236	160,520,334
		1,693,764,623
Household Durables - 1.4%
DR Horton Inc	952,344	136,242,333
Garmin Ltd	622,546	182,891,564
Lennar Corp Class A	774,546	63,783,863
Lennar Corp Class B (c)	34,088	2,750,902
Mohawk Industries Inc (b)	189,670	23,348,377
NVR Inc (b)	9,975	61,316,824
PulteGroup Inc	716,632	90,632,449
SharkNinja Inc (b)(c)	317,168	51,308,267
Somnigroup International Inc (c)	771,240	50,385,109
Toll Brothers Inc	357,125	52,100,966
Whirlpool Corp (c)	239,589	8,984,587
		723,745,241
Leisure Products - 0.2%
Brunswick Corp/DE	244,802	19,339,358
Hasbro Inc	532,926	50,063,069
Mattel Inc (b)	1,093,081	16,494,592
YETI Holdings Inc (b)(c)	285,234	13,959,352
		99,856,371
Specialty Retail - 1.5%
AutoNation Inc (b)(c)	93,296	19,816,070
Bath & Body Works Inc	761,569	15,322,768
Best Buy Co Inc	745,691	64,323,306
Burlington Stores Inc (b)	237,330	87,451,358
CarMax Inc (b)	536,113	30,697,830
Chewy Inc Class A (b)(c)	884,221	19,983,395
Dick's Sporting Goods Inc (c)	239,324	46,885,965
Five Below Inc (b)	205,639	44,650,396
Floor & Decor Holdings Inc Class A (b)	403,494	23,229,150
GameStop Corp Class A (b)(c)	1,551,890	33,707,051
Gap Inc/The (c)	842,406	16,923,937
Lithia Motors Inc	85,057	32,782,669
Murphy USA Inc	63,352	38,502,812
Penske Automotive Group Inc (c)	66,885	14,534,778
Tractor Supply Co	1,992,143	61,298,240
Ulta Beauty Inc (b)	164,744	84,485,666
Valvoline Inc (b)(c)	482,083	18,516,808
Wayfair Inc Class A (b)	394,283	33,474,627
Williams-Sonoma Inc	442,756	101,240,587
		787,827,413
Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear Co	81,392	4,833,057
Crocs Inc (b)	183,193	23,450,536
Deckers Outdoor Corp (b)	533,747	51,709,409
Lululemon Athletica Inc (b)	377,960	44,928,105
PVH Corp	171,744	14,883,335
Ralph Lauren Corp Class A	141,166	53,691,076
Tapestry Inc	766,481	116,788,711
VF Corp	1,330,787	19,056,870
		329,341,099
TOTAL CONSUMER DISCRETIONARY		4,599,597,018
Consumer Staples - 4.9%
Beverages - 0.7%
Brown-Forman Corp Class A	162,761	4,755,876
Brown-Forman Corp Class B	509,907	14,649,629
Celsius Holdings Inc (b)(c)	645,523	18,855,726
Coca-Cola Consolidated Inc	214,653	40,333,299
Constellation Brands Inc Class A	526,723	68,595,136
Keurig Dr Pepper Inc	4,944,181	153,862,913
Molson Coors Beverage Co Class B	580,139	24,110,577
Primo Brands Corp Class A (c)	924,664	20,989,873
		346,153,029
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc Class A	1,265,639	14,656,100
BJ's Wholesale Club Holdings Inc (b)	489,026	47,816,962
Casey's General Stores Inc	139,711	121,688,281
Dollar General Corp	833,518	105,898,462
Dollar Tree Inc (b)	702,072	89,310,579
Kroger Co/The	2,111,866	121,939,143
Maplebear Inc (b)	580,256	25,879,418
Performance Food Group Co (b)	569,913	65,192,348
Sprouts Farmers Market Inc (b)	354,645	30,910,858
Sysco Corp	1,812,304	154,480,793
US Foods Holding Corp (b)	830,794	83,569,568
		861,342,512
Food Products - 1.6%
Archer-Daniels-Midland Co	1,817,390	144,064,505
Bunge Global SA	503,062	53,440,276
Campbell's Company/The (c)	751,312	16,513,838
Conagra Brands Inc	1,805,288	26,194,729
Darling Ingredients Inc (b)	593,149	35,968,555
Freshpet Inc (b)	183,349	10,916,599
General Mills Inc	2,020,484	72,232,303
Hershey Co/The	553,970	96,972,449
Hormel Foods Corp	1,097,796	27,455,878
Ingredion Inc (c)	237,106	23,582,563
JBS NV Class A	1,235,793	17,325,818
JM Smucker Co	395,912	47,216,465
Kraft Heinz Co/The	3,240,270	83,760,980
Lamb Weston Holdings Inc	499,773	26,263,071
McCormick & Co Inc/MD	964,538	49,094,984
Pilgrim's Pride Corp	160,595	4,393,879
Post Holdings Inc (b)(c)	153,906	14,068,547
Seaboard Corp	923	4,073,439
Smithfield Foods Inc	174,266	4,537,887
Tyson Foods Inc Class A	1,043,111	60,458,714
		818,535,479
Household Products - 0.5%
Church & Dwight Co Inc	897,383	88,670,414
Clorox Co/The	456,347	43,594,829
Kimberly-Clark Corp (c)	1,251,397	136,790,206
Reynolds Consumer Products Inc (c)	206,702	5,155,148
		274,210,597
Personal Care Products - 0.4%
elf Beauty Inc (b)(c)	218,706	18,128,540
Estee Lauder Cos Inc/The Class A	934,947	78,442,053
Kenvue Inc	7,183,424	138,209,078
		234,779,671
TOTAL CONSUMER STAPLES		2,535,021,288
Energy - 6.1%
Energy Equipment & Services - 0.7%
Baker Hughes Co Class A	3,762,001	227,563,440
Halliburton Co	3,156,777	101,806,058
NOV Inc	1,352,990	26,288,596
Weatherford International PLC	267,388	23,473,993
		379,132,087
Oil, Gas & Consumable Fuels - 5.4%
Antero Midstream Corp	1,250,277	27,468,586
Antero Resources Corp (b)	1,124,392	40,635,527
APA Corp (c)	1,335,919	49,856,497
Cheniere Energy Inc	793,078	209,031,568
Chord Energy Corp	213,297	29,942,633
Devon Energy Corp	4,271,027	192,751,449
Diamondback Energy Inc	725,749	147,290,760
DT Midstream Inc	385,276	53,168,088
EQT Corp	2,285,775	121,808,950
Expand Energy Corp	861,684	81,024,147
HF Sinclair Corp	586,326	53,631,239
Kinder Morgan Inc	7,368,456	237,116,914
Marathon Petroleum Corp	1,114,771	352,791,578
Matador Resources Co	437,392	21,821,487
Occidental Petroleum Corp	2,747,710	156,811,810
ONEOK Inc	2,388,348	216,885,882
Ovintiv Inc	1,071,231	66,909,088
Permian Resources Holdings Inc/DE Class A	2,992,804	63,776,653
Phillips 66	1,519,161	321,576,000
Range Resources Corp (c)	883,446	35,461,522
Targa Resources Corp	804,341	217,469,676
Texas Pacific Land Corp	223,013	89,780,574
Viper Energy Inc Class A	717,453	32,005,578
		2,819,016,206
TOTAL ENERGY		3,198,148,293
Financials - 14.3%
Banks - 2.7%
Bank OZK (c)	389,302	19,971,193
BOK Financial Corp	71,481	10,099,550
Central BanCo Inc (c)	74,029	2,428,150
Citizens Financial Group Inc	1,600,887	114,703,554
Columbia Banking System Inc (c)	1,092,276	34,155,471
Commerce Bancshares Inc/MO	512,939	30,401,895
Cullen/Frost Bankers Inc (c)	223,652	37,202,274
East West Bancorp Inc	515,194	67,490,414
Fifth Third Bancorp	3,426,828	193,615,782
First Citizens BancShares Inc/NC Class A (c)	30,339	66,340,774
First Hawaiian Inc	458,184	12,732,933
First Horizon Corp	1,794,215	46,003,673
FNB Corp/PA	1,330,272	25,142,141
Huntington Bancshares Inc/OH	7,632,448	130,056,914
KeyCorp	3,509,092	79,270,388
M&T Bank Corp	556,090	136,959,406
Pinnacle Financial Partners Inc	565,487	59,506,197
Prosperity Bancshares Inc	436,060	32,647,812
Regions Financial Corp	3,235,444	100,136,992
SOUTHSTATE BANK CORP	367,386	38,608,595
TFS Financial Corp (c)	198,128	3,647,536
Webster Financial Corp	610,892	47,173,080
Western Alliance Bancorp	401,147	32,288,322
Wintrust Financial Corp	251,385	40,105,963
Zions Bancorp NA	549,644	38,310,187
		1,398,999,196
Capital Markets - 4.4%
Affiliated Managers Group Inc	96,689	35,458,757
Ameriprise Financial Inc	343,732	187,622,675
Ares Management Corp Class A (c)	745,706	95,517,482
Blue Owl Capital Inc Class A (c)	2,494,171	25,689,961
Carlyle Group Inc/The	1,005,459	46,271,223
Cboe Global Markets Inc	396,930	123,139,594
Coinbase Global Inc Class A (b)	832,390	121,745,361
Evercore Inc Class A	139,008	44,560,404
FactSet Research Systems Inc	137,193	36,109,198
Franklin Resources Inc	1,015,685	34,391,094
Galaxy Digital Inc Class A (b)(c)	713,091	14,982,042
Hamilton Lane Inc Class A (c)	149,116	13,257,903
Houlihan Lokey Inc Class A	206,509	25,914,814
Invesco Ltd	1,363,531	40,360,518
Jefferies Financial Group Inc (c)	574,403	31,362,404
Lazard Inc	353,486	14,980,737
LPL Financial Holdings Inc	303,330	107,287,821
MarketAxess Holdings Inc	132,418	21,491,441
Morningstar Inc	73,749	14,201,845
MSCI Inc	266,564	152,538,583
Nasdaq Inc	1,693,565	159,516,887
Northern Trust Corp	695,869	126,780,373
Raymond James Financial Inc	669,667	117,847,999
Robinhood Markets Inc Class A (b)	2,911,105	251,985,249
SEI Investments Co	385,372	39,685,609
State Street Corp	1,013,649	186,673,600
Stifel Financial Corp	564,789	46,826,656
T Rowe Price Group Inc (c)	798,028	89,179,629
TPG Inc Class A	549,838	24,005,927
Tradeweb Markets Inc Class A	439,459	44,165,630
Virtu Financial Inc Class A (c)	313,168	18,392,357
		2,291,943,773
Consumer Finance - 0.6%
Ally Financial Inc	1,048,197	45,418,376
Credit Acceptance Corp (b)(c)	13,698	7,792,929
Figure Technology Solutions Inc Class A (c)	539,650	13,442,682
OneMain Holdings Inc	437,271	27,364,419
SLM Corp (c)	706,008	18,352,678
SoFi Technologies Inc Class A (b)(c)	4,782,913	78,009,311
Synchrony Financial	1,272,627	96,452,400
		286,832,795
Financial Services - 2.2%
Affirm Holdings Inc Class A (b)	1,061,234	75,888,843
Block Inc Class A (b)	1,972,971	160,284,164
Chime Financial Inc Class A (b)(c)	984,244	22,627,770
Corebridge Financial Inc	932,660	29,089,665
Corpay Inc (b)	241,604	92,319,304
Equitable Holdings Inc	1,059,935	50,505,903
Euronet Worldwide Inc (b)(c)	133,644	9,532,827
Fidelity National Information Services Inc	1,960,641	87,777,898
Fiserv Inc (b)	2,009,388	108,386,389
Global Payments Inc	871,633	73,286,903
Jack Henry & Associates Inc	272,474	41,971,895
MGIC Investment Corp	786,770	23,634,571
PayPal Holdings Inc	3,394,069	194,174,687
Rocket Cos Inc Class A (b)(c)	3,670,570	47,350,353
Shift4 Payments Inc Class A (b)(c)	212,469	11,260,857
Toast Inc Class A (b)(c)	1,805,713	58,270,359
UWM Holdings Corp Class A (c)	1,063,977	1,936,437
Voya Financial Inc	349,494	34,750,188
Western Union Co/The (c)	1,175,373	7,475,372
WEX Inc (b)(c)	129,611	24,232,073
		1,154,756,458
Insurance - 4.1%
Allstate Corp/The	971,975	256,679,158
American Financial Group Inc/OH	251,035	35,576,680
American International Group Inc	2,018,923	158,646,969
Arch Capital Group Ltd (b)	1,317,272	132,425,354
Assurant Inc	187,592	52,373,810
Assured Guaranty Ltd	158,304	13,094,906
Axis Capital Holdings Ltd	277,553	29,231,882
Brighthouse Financial Inc (b)	215,131	13,318,760
Brown & Brown Inc	1,117,775	78,691,360
Cincinnati Financial Corp	576,800	102,485,824
CNA Financial Corp	75,699	3,971,926
Everest Group Ltd	149,880	56,077,602
Fidelity National Financial Inc	963,915	49,728,375
First American Financial Corp	369,486	27,707,755
Globe Life Inc	295,752	53,900,802
Hanover Insurance Group Inc/The	131,631	30,621,320
Hartford Insurance Group Inc/The	1,037,113	147,176,706
Kinsale Capital Group Inc	82,767	29,499,814
Lincoln National Corp	650,788	29,682,441
Loews Corp	633,490	73,491,175
Markel Group Inc (b)	46,840	88,168,806
Old Republic International Corp	853,871	36,895,766
Primerica Inc	118,572	37,938,297
Principal Financial Group Inc	810,916	92,201,149
Prudential Financial Inc	1,318,324	160,940,994
Reinsurance Group of America Inc	248,050	58,750,643
RLI Corp	310,095	18,990,218
Ryan Specialty Holdings Inc Class A (c)	420,926	18,588,092
Unum Group	600,142	51,678,228
W R Berkley Corp	859,625	62,357,198
White Mountains Insurance Group Ltd (c)	9,117	19,125,004
Willis Towers Watson PLC	357,501	120,091,736
		2,140,108,750
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp (c)	4,340,825	46,273,195
Annaly Capital Management Inc	2,780,105	63,163,986
Rithm Capital Corp	2,106,818	20,815,361
Starwood Property Trust Inc	1,324,557	21,166,421
		151,418,963
TOTAL FINANCIALS		7,424,059,935
Health Care - 11.0%
Biotechnology - 2.4%
Alnylam Pharmaceuticals Inc (b)(c)	505,045	103,796,848
Arrowhead Pharmaceuticals Inc (b)	511,806	43,324,378
Biogen Inc (b)	558,411	113,329,512
BioMarin Pharmaceutical Inc (b)	726,467	43,602,549
Bridgebio Pharma Inc (b)	640,536	51,300,528
Caris Life Sciences Inc (b)	470,384	7,370,917
Exelixis Inc (b)	944,466	50,085,032
Halozyme Therapeutics Inc (b)(c)	445,039	36,733,519
Incyte Corp (b)	627,887	75,045,054
Insmed Inc (b)	812,785	80,140,601
Ionis Pharmaceuticals Inc (b)	622,865	32,245,721
Madrigal Pharmaceuticals Inc (b)(c)	67,846	31,705,793
Moderna Inc (b)(c)	1,378,710	75,580,882
Natera Inc (b)	517,405	138,540,364
Neurocrine Biosciences Inc (b)	375,096	62,566,013
Revolution Medicines Inc (b)(c)	724,852	135,931,496
Roivant Sciences Ltd (b)	1,853,906	62,865,952
Summit Therapeutics Inc (b)(c)	515,199	6,707,891
United Therapeutics Corp (b)	156,896	81,226,628
Viking Therapeutics Inc (b)(c)	428,648	13,605,288
		1,245,704,966
Health Care Equipment & Supplies - 2.9%
Align Technology Inc (b)	253,455	42,874,448
Baxter International Inc	1,946,602	50,923,108
Becton Dickinson & Co	1,077,085	178,386,818
Cooper Cos Inc/The (b)	736,541	53,266,645
Dexcom Inc (b)	1,453,579	121,301,168
Edwards Lifesciences Corp (b)	2,174,871	187,191,147
Envista Holdings Corp (b)	613,475	16,754,002
GE HealthCare Technologies Inc	1,728,951	117,603,247
Globus Medical Inc Class A (b)	424,721	33,463,768
IDEXX Laboratories Inc (b)	299,516	167,450,410
Insulet Corp (b)	262,154	43,347,164
Medline Inc Class A (c)	1,699,749	66,766,141
Penumbra Inc (b)	144,265	46,336,475
ResMed Inc	550,544	116,153,773
Solventum Corp (b)	559,775	47,827,176
STERIS PLC	370,941	84,722,924
Teleflex Inc	167,262	22,866,388
Zimmer Biomet Holdings Inc	733,589	68,906,015
		1,466,140,817
Health Care Providers & Services - 2.5%
Cardinal Health Inc	887,150	204,071,115
Cencora Inc	707,550	220,288,618
Centene Corp (b)	1,869,320	116,309,090
Chemed Corp	49,336	26,259,086
DaVita Inc (b)	122,082	29,310,667
Encompass Health Corp	372,817	41,408,784
Ensign Group Inc/The	214,068	38,138,355
Guardant Health Inc (b)	485,636	78,668,176
Henry Schein Inc (b)	373,512	32,028,654
Humana Inc	455,090	165,589,047
Labcorp Holdings Inc	310,836	96,110,491
Molina Healthcare Inc (b)	194,995	38,144,922
Quest Diagnostics Inc	418,400	97,491,384
Tenet Healthcare Corp (b)	323,603	82,447,572
Universal Health Services Inc Class B	192,895	32,491,234
		1,298,757,195
Health Care Technology - 0.2%
Doximity Inc Class A (b)	493,049	10,309,654
Veeva Systems Inc Class A (b)	565,332	115,203,355
		125,513,009
Life Sciences Tools & Services - 2.1%
Agilent Technologies Inc	1,070,198	148,083,297
Avantor Inc (b)(c)	2,496,990	34,408,522
Bio-Rad Laboratories Inc Class A (b)	68,773	22,384,236
Bio-Techne Corp	592,476	42,711,595
Bruker Corp (c)	420,132	26,401,095
Charles River Laboratories International Inc (b)	185,750	43,188,733
Illumina Inc (b)	575,672	118,070,327
IQVIA Holdings Inc (b)	630,538	148,189,041
Medpace Holdings Inc (b)	87,409	50,444,608
Mettler-Toledo International Inc (b)	76,571	108,447,507
QIAGEN NV (c)	778,948	32,248,447
Repligen Corp (b)(c)	201,677	28,438,474
Revvity Inc	422,992	47,595,060
Sotera Health Co (b)	1,058,020	18,896,237
Tempus AI Inc Class A (b)(c)	410,028	17,987,928
Waters Corp (b)	372,445	140,527,223
West Pharmaceutical Services Inc	264,934	90,331,897
		1,118,354,227
Pharmaceuticals - 0.9%
Axsome Therapeutics Inc (b)	164,543	35,868,729
Corcept Therapeutics Inc (b)(c)	359,256	41,131,219
Elanco Animal Health Inc (b)(c)	1,872,158	49,368,806
Jazz Pharmaceuticals PLC (b)	225,969	57,138,521
Organon & Co	991,694	13,437,454
Royalty Pharma PLC Class A	1,567,616	91,595,803
Viatris Inc	4,403,605	77,327,304
Zoetis Inc Class A	1,605,893	124,119,470
		489,987,306
TOTAL HEALTH CARE		5,744,457,520
Industrials - 17.5%
Aerospace & Defense - 2.6%
AeroVironment Inc (b)(c)	144,357	21,562,605
ATI Inc (b)	512,813	96,121,669
Axon Enterprise Inc (b)	292,751	154,502,268
BWX Technologies Inc	346,649	58,479,686
Carpenter Technology Corp	182,866	95,028,146
Curtiss-Wright Corp	139,624	101,087,776
FTAI Aviation Ltd	384,331	79,172,186
HEICO Corp (c)	161,444	57,532,184
HEICO Corp Class A	285,586	73,475,566
Hexcel Corp	283,570	29,193,532
Huntington Ingalls Industries Inc	148,436	48,456,932
Karman Holdings Inc (b)(c)	259,160	12,478,554
Kratos Defense & Security Solutions Inc (b)(c)	705,629	32,882,311
L3Harris Technologies Inc	704,937	195,309,846
Leonardo DRS Inc	286,320	13,185,036
Loar Holdings Inc (b)(c)	166,927	11,426,153
Rocket Lab Corp (b)(c)	2,035,192	132,185,720
StandardAero Inc (b)	864,833	25,348,255
Textron Inc	655,692	55,904,300
Woodward Inc	224,859	81,117,884
		1,374,450,609
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	445,658	65,837,056
Expeditors International of Washington Inc	501,949	84,272,218
GXO Logistics Inc (b)	432,557	21,697,059
		171,806,333
Building Products - 1.0%
A O Smith Corp	423,338	25,455,314
AAON Inc (c)	258,139	22,989,859
Advanced Drainage Systems Inc (c)	275,414	38,139,331
Allegion plc	322,368	50,740,723
Armstrong World Industries Inc	160,159	27,973,371
Builders FirstSource Inc (b)	396,957	26,373,823
Carlisle Cos Inc	151,908	54,674,727
Fortune Brands Innovations Inc (c)	439,292	21,639,524
Hayward Holdings Inc (b)	788,522	11,930,338
Lennox International Inc	119,396	49,654,408
Louisiana-Pacific Corp (c)	240,263	17,402,249
Masco Corp	764,335	54,634,666
Modine Manufacturing Co (b)	198,306	39,871,404
Owens Corning (c)	301,883	41,931,549
Simpson Manufacturing Co Inc	155,882	29,265,287
Trex Co Inc (b)	390,560	16,934,682
		529,611,255
Commercial Services & Supplies - 0.7%
Clean Harbors Inc (b)	192,374	60,189,977
Copart Inc (b)	3,365,170	97,993,751
GFL Environmental Inc Subordinate Voting Shares (United States)	985,335	40,714,042
MSA Safety Inc	137,835	26,225,865
Rollins Inc	1,126,049	42,756,081
Tetra Tech Inc (c)	984,921	32,659,980
Veralto Corp	930,035	87,581,396
		388,121,092
Construction & Engineering - 1.4%
AECOM	488,339	35,350,860
API Group Corp (b)(c)	1,444,679	57,324,863
Comfort Systems USA Inc	132,049	228,403,835
Dycom Industries Inc (b)	113,301	45,441,632
EMCOR Group Inc	167,524	133,588,663
Everus Construction Group Inc (b)(c)	192,921	24,198,081
IES Holdings Inc (b)(c)	33,224	24,736,597
MasTec Inc (b)	234,926	61,809,031
Primoris Services Corp (c)	205,001	17,304,134
Solv Energy Inc Class A	147,576	4,195,586
Sterling Infrastructure Inc (b)	114,660	68,425,648
Valmont Industries Inc	71,766	34,569,682
WillScot Holdings Corp (c)	669,071	16,245,044
		751,593,656
Electrical Equipment - 1.7%
Acuity Inc	114,568	37,622,986
AMETEK Inc	866,653	209,478,697
Forgent Power Solutions Inc Class A	632,539	21,044,573
Generac Holdings Inc (b)	219,287	43,223,661
Hubbell Inc	200,701	94,841,258
Nextpower Inc Class A (b)(c)	564,678	50,747,612
nVent Electric PLC	608,810	93,653,242
Powell Industries Inc (c)	110,231	23,003,005
Regal Rexnord Corp	251,313	51,576,967
Rockwell Automation Inc	425,685	204,362,855
Sensata Technologies Holding PLC	547,612	25,348,959
Vicor Corp (b)	94,010	19,494,853
X-Energy Inc Class A (c)	160,918	2,624,572
		877,023,240
Ground Transportation - 1.1%
Avis Budget Group Inc (b)(c)	65,909	9,058,533
Fedex Freight Holding Co Inc	417,687	58,697,554
JB Hunt Transport Services Inc	284,865	77,412,064
Knight-Swift Transportation Holdings Inc	598,957	41,645,480
Landstar System Inc	127,833	22,341,373
Lyft Inc Class A (b)(c)	1,430,347	22,685,303
Old Dominion Freight Line Inc	707,269	150,040,047
Ryder System Inc	142,157	36,451,898
Saia Inc (b)	101,080	35,138,440
Schneider National Inc Class B	194,991	6,968,978
U-Haul Holding Co (b)(c)	29,435	2,087,236
U-Haul Holding Co Class N	383,150	23,977,527
XPO Inc (b)	431,752	86,769,199
		573,273,632
Machinery - 3.4%
AGCO Corp	226,649	23,154,461
Allison Transmission Holdings Inc	313,313	35,886,871
CNH Industrial NV Class A (c)	3,299,196	33,816,759
Crane Co (c)	187,527	40,029,513
Donaldson Co Inc	437,074	41,189,854
Dover Corp	504,996	103,332,282
Esab Corp (c)	216,286	18,715,227
Flowserve Corp (c)	482,440	36,660,616
Fortive Corp	1,153,079	68,273,808
Gates Industrial Corp Ltd	946,696	26,488,553
Graco Inc	625,262	49,633,298
IDEX Corp	280,512	64,643,990
Ingersoll Rand Inc	1,482,999	123,652,457
ITT Inc	337,821	66,206,160
Lincoln Electric Holdings Inc	201,806	52,733,926
Middleby Corp/The (b)	164,170	21,929,828
Midera Food Processing Inc (c)	164,170	7,871,951
Mueller Industries Inc	822,251	54,605,689
Nordson Corp	199,861	59,514,609
Oshkosh Corp	236,004	33,609,330
Otis Worldwide Corp	1,455,737	104,740,277
Pentair PLC	607,177	39,733,663
RBC Bearings Inc (b)	118,139	65,131,212
Snap-on Inc	192,059	78,822,934
SPX Technologies Inc (b)	185,588	40,758,837
Stanley Black & Decker Inc	588,632	55,672,815
Timken Co/The	243,921	33,551,334
Toro Co/The	361,934	33,250,877
Watts Water Technologies Inc Class A	103,940	35,941,413
Westinghouse Air Brake Technologies Corp	639,305	185,948,252
Xylem Inc/NY	898,952	105,150,415
		1,740,651,211
Marine Transportation - 0.1%
Kirby Corp (b)	201,874	26,473,756
Passenger Airlines - 1.0%
Alaska Air Group Inc (b)(c)	420,227	19,939,771
American Airlines Group Inc (b)	2,472,178	37,750,158
Delta Air Lines Inc	2,481,386	216,972,392
Southwest Airlines Co	1,744,659	78,457,315
United Airlines Holdings Inc (b)	1,224,633	148,584,722
		501,704,358
Professional Services - 1.8%
Amentum Holdings Inc (b)	577,886	12,829,069
Booz Allen Hamilton Holding Corp Class A	453,252	31,600,729
Broadridge Financial Solutions Inc	436,937	67,266,451
CACI International Inc (b)(c)	82,835	41,231,121
Equifax Inc	449,085	77,521,053
ExlService Holdings Inc (b)	560,823	19,028,724
FTI Consulting Inc (b)	112,407	17,915,428
Genpact Ltd	588,006	20,680,171
Jacobs Solutions Inc	442,840	59,752,401
KBR Inc	475,333	17,401,941
Leidos Holdings Inc	474,835	54,890,926
Parsons Corp (b)(c)	140,216	6,198,949
Paychex Inc	1,219,732	142,513,488
Paycom Software Inc	155,164	25,440,689
Paylocity Holding Corp (b)	164,641	22,703,171
Planet Labs PBC Class A (b)(c)	1,064,401	21,798,932
Robert Half Inc (c)	373,679	14,125,066
Science Applications International Corp	162,415	19,023,669
SS&C Technologies Holdings Inc	785,838	60,548,818
TransUnion	729,418	57,346,843
UL Solutions Inc Class A (c)	292,789	26,831,184
Verisk Analytics Inc	496,103	96,665,671
		913,314,494
Trading Companies & Distributors - 2.4%
Applied Industrial Technologies Inc	139,267	48,076,361
Core & Main Inc Class A (b)	710,042	31,220,547
Fastenal Co	4,352,658	207,665,313
Ferguson Enterprises Inc	725,031	169,896,514
MSC Industrial Direct Co Inc Class A	171,638	21,180,129
QXO Inc (b)(c)	3,662,989	48,717,754
SiteOne Landscape Supply Inc (b)	166,567	15,730,587
Sunbelt Rentals Holdings Inc (c)	1,565,428	112,585,582
United Rentals Inc	236,513	255,259,020
Watsco Inc (c)	132,365	40,940,495
Wesco International Inc	181,241	62,254,471
WW Grainger Inc	164,641	227,570,083
		1,241,096,856
TOTAL INDUSTRIALS		9,089,120,492
Information Technology - 14.8%
Communications Equipment - 0.7%
Applied Optoelectronics Inc (b)(c)	294,363	27,764,318
F5 Inc (b)	214,330	86,282,828
Lumentum Holdings Inc (b)	269,238	192,219,778
Ubiquiti Inc (c)	16,060	8,937,711
Viavi Solutions Inc (b)	882,248	32,599,064
		347,803,699
Electronic Equipment, Instruments & Components - 2.5%
Advanced Energy Industries Inc	143,980	41,685,090
Arrow Electronics Inc (b)	192,803	41,755,346
Avnet Inc	307,357	27,305,596
CDW Corp/DE	484,066	71,549,795
Cognex Corp	632,099	41,238,139
Coherent Corp (b)	671,034	176,408,128
Flex Ltd (b)	1,387,606	157,840,183
Ingram Micro Holding Corp (c)	166,562	4,698,713
IPG Photonics Corp (b)(c)	97,258	8,272,764
Jabil Inc	395,062	124,464,283
Keysight Technologies Inc (b)	647,073	206,468,053
Littelfuse Inc	94,159	41,630,519
Ralliant Corp	424,288	27,735,707
Sanmina Corp (b)	193,587	35,922,004
TD SYNNEX Corp	290,054	74,166,808
Teledyne Technologies Inc (b)	174,449	114,363,531
TTM Technologies Inc (b)	388,732	44,875,222
Vontier Corp (c)	530,990	17,060,709
Zebra Technologies Corp Class A (b)	181,723	53,393,852
		1,310,834,442
IT Services - 3.0%
Akamai Technologies Inc (b)	546,100	62,899,798
Amdocs Ltd	400,520	22,316,974
Applied Digital Corp (b)(c)	971,813	26,617,958
Cloudflare Inc Class A (b)	1,197,461	334,067,671
Cognizant Technology Solutions Corp Class A	1,797,695	99,502,418
CoreWeave Inc Class A (b)(c)	1,327,085	95,244,890
DigitalOcean Holdings Inc (b)(c)	309,292	36,341,810
EPAM Systems Inc (b)(c)	192,887	20,361,152
Gartner Inc (b)	247,165	37,326,858
GoDaddy Inc Class A (b)	499,191	41,303,063
Kyndryl Holdings Inc (b)(c)	842,922	11,421,593
MongoDB Inc Class A (b)	295,323	99,665,606
Okta Inc Class A (b)	638,500	90,622,305
Snowflake Inc (b)	1,269,098	372,201,062
Twilio Inc Class A (b)	560,287	110,572,639
VeriSign Inc	309,077	89,638,512
		1,550,104,309
Semiconductors & Semiconductor Equipment - 3.1%
Amkor Technology Inc	472,411	23,559,137
Astera Labs Inc (b)	580,108	180,547,013
Cirrus Logic Inc (b)	192,484	24,897,805
Credo Technology Group Holding Ltd (b)	628,522	130,097,769
Enphase Energy Inc (b)(c)	485,823	18,237,795
Entegris Inc	575,945	68,566,252
First Solar Inc (b)	385,421	81,335,394
FormFactor Inc (b)	295,981	31,433,182
GlobalFoundries Inc	477,878	23,889,121
Lattice Semiconductor Corp (b)	516,068	64,131,770
MACOM Technology Solutions Holdings Inc (b)	253,535	63,748,840
Microchip Technology Inc	2,012,439	149,504,093
MKS Inc	254,150	75,596,918
ON Semiconductor Corp (b)	1,488,967	121,514,597
Onto Innovation Inc (b)(c)	187,706	48,537,017
Qnity Electronics Inc	794,488	104,220,936
Qorvo Inc (b)	319,295	28,918,548
Rambus Inc (b)	410,148	37,335,772
Semtech Corp (b)	353,580	41,658,796
SiTime Corp (b)	84,783	45,375,862
Skyworks Solutions Inc (c)	568,944	35,433,832
Teradyne Inc	593,437	218,200,852
Universal Display Corp (c)	164,162	13,159,226
		1,629,900,527
Software - 4.2%
Appfolio Inc Class A (b)(c)	86,455	15,578,326
Atlassian Corp Class A (b)	639,738	64,623,134
Aurora Innovation Inc Class A (b)(c)	4,563,079	29,431,860
Autodesk Inc (b)	800,003	187,360,703
Bentley Systems Inc Class B (c)	618,246	21,910,638
BILL Holdings Inc (b)(c)	328,514	14,825,837
BitMine Immersion Technologies Inc (c)	2,135,557	36,902,425
Ccc Intelligent Solutions Holdings Inc Class A (b)(c)	2,076,403	12,645,294
Circle Internet Group Inc Class A (b)(c)	682,152	42,709,537
Datadog Inc Class A (b)	1,244,624	333,521,894
Docusign Inc (b)	733,654	40,226,249
Dolby Laboratories Inc Class A	225,403	13,255,950
Dropbox Inc Class A (b)	576,048	18,756,123
Dynatrace Inc (b)	1,121,578	49,708,337
Elastic NV (b)	344,339	22,654,063
Fair Isaac Corp (b)	85,551	96,071,206
Figma Inc Class A (b)(c)	807,585	19,640,467
Gen Digital Inc	2,042,273	56,060,394
Gitlab Inc Class A (b)	540,178	18,641,543
Guidewire Software Inc (b)	320,196	48,650,580
HubSpot Inc (b)	188,059	44,637,684
Klaviyo Inc Class A (b)(c)	526,681	9,395,989
Manhattan Associates Inc (b)	221,551	42,395,999
Nutanix Inc Class A (b)	981,468	57,916,427
Pegasystems Inc (c)	336,187	10,270,513
Procore Technologies Inc (b)(c)	462,049	25,306,424
PTC Inc (b)	450,521	61,811,481
RingCentral Inc Class A	278,723	15,502,573
Roper Technologies Inc	387,461	151,873,088
Rubrik Inc Class A (b)	587,269	42,494,785
SailPoint Inc (b)(c)	247,946	4,158,054
Samsara Inc Class A (b)	1,302,210	48,533,367
SentinelOne Inc Class A (b)	1,213,529	23,129,863
Terawulf Inc (b)(c)	1,379,238	24,357,343
Trimble Inc (b)	876,164	49,573,359
Tyler Technologies Inc (b)	159,338	49,331,045
UiPath Inc Class A (b)(c)	1,511,332	19,284,596
Unity Software Inc (b)	1,365,878	43,311,991
Workday Inc Class A (b)	778,708	124,858,041
Zoom Communications Inc Class A (b)	1,007,484	96,788,988
Zscaler Inc (b)	395,825	59,848,740
		2,147,954,910
Technology Hardware, Storage & Peripherals - 1.3%
Everpure Inc Class A (b)	1,181,872	91,205,062
Hewlett Packard Enterprise Co	5,018,021	240,363,206
HP Inc	3,462,736	94,428,811
IonQ Inc (b)(c)	1,460,225	53,210,598
NetApp Inc	745,547	133,080,140
Super Micro Computer Inc (b)(c)	2,112,010	59,981,084
		672,268,901
TOTAL INFORMATION TECHNOLOGY		7,658,866,788
Materials - 4.8%
Chemicals - 1.9%
Albemarle Corp	446,646	52,543,435
Axalta Coating Systems Ltd (b)	808,808	28,963,414
Celanese Corp (c)	423,566	18,941,872
CF Industries Holdings Inc	580,602	72,685,564
Corteva Inc	2,546,565	200,440,131
Dow Inc	2,730,222	82,698,424
DuPont de Nemours Inc	517,728	70,928,736
Eastman Chemical Co	430,031	30,080,668
Element Solutions Inc (c)	864,761	31,762,672
International Flavors & Fragrances Inc	968,967	76,761,566
LyondellBasell Industries NV Class A1	977,346	60,673,640
Mosaic Co/The	1,203,478	26,620,933
NewMarket Corp	23,297	19,806,178
Olin Corp (c)	430,255	7,964,020
PPG Industries Inc	845,259	93,418,025
RPM International Inc	478,128	51,193,165
Scotts Miracle-Gro Co/The	168,257	11,051,120
Solstice Advanced Materials Inc	607,061	36,526,860
Westlake Corp (c)	124,828	8,800,374
		981,860,797
Construction Materials - 0.5%
Eagle Materials Inc (c)	117,941	24,170,829
James Hardie Industries PLC (b)	565,465	14,866,075
Martin Marietta Materials Inc	226,307	118,842,858
Vulcan Materials Co	491,176	131,915,138
		289,794,900
Containers & Packaging - 1.1%
Amcor PLC	1,750,330	78,554,810
AptarGroup Inc	240,084	32,161,653
Avery Dennison Corp	290,221	49,259,210
Ball Corp	1,008,198	65,432,050
Crown Holdings Inc	422,316	49,769,941
Graphic Packaging Holding CO	1,106,364	11,871,285
International Paper Co	1,988,086	81,173,551
Packaging Corp of America	328,720	80,812,525
Silgan Holdings Inc (c)	335,222	13,402,176
Smurfit Westrock PLC	1,979,182	90,982,997
Sonoco Products Co	371,169	20,919,085
		574,339,283
Metals & Mining - 1.3%
Alcoa Corp	997,239	45,135,037
Aura Minerals Inc (c)	154,907	8,453,275
Cleveland-Cliffs Inc (b)(c)	2,144,404	24,703,534
Coeur Mining Inc (c)	3,920,040	58,447,796
Hecla Mining Co	2,412,614	34,066,110
MP Materials Corp (b)(c)	543,460	22,482,940
Nucor Corp	835,193	214,886,807
Reliance Inc	192,978	78,368,366
Royal Gold Inc	321,305	63,730,847
Steel Dynamics Inc	510,591	128,291,095
		678,565,807
TOTAL MATERIALS		2,524,560,787
Real Estate - 6.9%
Diversified REITs - 0.1%
WP Carey Inc	837,423	61,634,333
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc	650,484	33,467,402
American Healthcare REIT Inc (c)	723,181	40,208,864
Healthcare Realty Trust Inc	1,268,734	26,656,101
Healthpeak Properties Inc	2,627,611	57,360,748
Janus Living Inc Class A	175,493	5,301,643
Medical Properties Trust Inc	1,885,311	8,728,990
Omega Healthcare Investors Inc	1,128,871	57,154,739
Ventas Inc	1,835,365	171,624,981
		400,503,468
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	2,571,639	64,625,288
Industrial REITs - 0.3%
Americold Realty Trust Inc	1,082,141	15,247,367
EastGroup Properties Inc (c)	202,095	42,239,876
First Industrial Realty Trust Inc	499,598	32,893,532
Lineage Inc	262,989	11,142,844
Rexford Industrial Realty Inc	853,582	32,239,792
STAG Industrial Inc Class A	724,974	27,737,505
		161,500,916
Office REITs - 0.2%
BXP Inc	600,149	42,082,448
Cousins Properties Inc	617,961	19,496,670
Kilroy Realty Corp (c)	437,130	16,969,386
Vornado Realty Trust	663,494	26,135,029
		104,683,533
Real Estate Management & Development - 0.6%
CBRE Group Inc Class A (b)	1,106,311	162,417,518
CoStar Group Inc (b)	1,531,149	44,035,845
Howard Hughes Holdings Inc (b)(c)	117,789	7,529,073
Jones Lang LaSalle Inc (b)	174,487	61,948,120
Zillow Group Inc Class A (b)(c)	150,143	5,208,460
Zillow Group Inc Class C (b)	613,725	20,903,474
		302,042,490
Residential REITs - 1.2%
American Homes 4 Rent Class A	1,270,459	42,458,739
AvalonBay Communities Inc	526,116	97,652,391
Camden Property Trust	373,265	41,361,494
Equity LifeStyle Properties Inc	730,926	47,561,355
Equity Residential	1,412,938	93,889,730
Essex Property Trust Inc	242,318	68,852,237
Invitation Homes Inc	2,245,012	66,721,757
Mid-America Apartment Communities Inc	438,217	57,993,638
Sun Communities Inc	462,368	57,093,201
UDR Inc	1,228,742	46,888,794
		620,473,336
Retail REITs - 1.5%
Agree Realty Corp	447,934	34,849,265
Brixmor Property Group Inc	1,154,758	36,386,425
Federal Realty Investment Trust	324,465	40,262,862
Kimco Realty Corp	2,504,872	63,824,139
NNN REIT Inc	716,416	34,044,087
Realty Income Corp	3,536,823	225,896,885
Regency Centers Corp	690,855	55,468,748
Simon Property Group Inc	1,211,075	277,784,273
		768,516,684
Specialized REITs - 2.1%
Crown Castle Inc	1,664,986	127,038,432
CubeSmart	857,050	35,533,293
Digital Realty Trust Inc	1,371,477	258,550,845
EPR Properties	283,463	17,594,548
Extra Space Storage Inc	794,252	117,581,066
Fermi Inc (c)	783,147	4,456,106
Gaming and Leisure Properties Inc	1,030,883	46,173,250
Iron Mountain Inc	1,120,035	137,002,681
Lamar Advertising Co Class A	323,273	51,710,749
Millrose Properties Inc Class A (c)	579,812	16,223,140
Rayonier Inc	1,135,637	24,734,174
SBA Communications Corp Class A	402,036	72,760,475
VICI Properties Inc	4,113,068	108,379,342
Weyerhaeuser Co	2,728,725	68,299,987
		1,086,038,088
TOTAL REAL ESTATE		3,570,018,136
Utilities - 5.8%
Electric Utilities - 2.8%
Alliant Energy Corp	979,185	69,306,714
Edison International	1,442,966	105,870,415
Entergy Corp	1,733,476	186,556,688
Evergy Inc	872,799	72,451,045
Eversource Energy	1,424,893	102,008,090
Exelon Corp	3,883,039	177,920,847
FirstEnergy Corp	2,084,524	100,703,354
IDACORP Inc	209,775	29,978,945
NRG Energy Inc	770,845	103,516,775
OGE Energy Corp	779,951	36,930,680
Oklo Inc Class A (b)(c)	536,304	20,824,684
PG&E Corp	8,313,180	144,483,068
Pinnacle West Capital Corp	458,953	46,349,663
PPL Corp	2,851,760	100,410,470
Xcel Energy Inc	2,365,815	185,006,734
		1,482,318,172
Gas Utilities - 0.3%
Atmos Energy Corp	624,909	107,971,777
MDU Resources Group Inc (c)	773,811	15,437,529
National Fuel Gas Co (c)	356,221	29,320,551
UGI Corp	814,047	29,403,378
		182,133,235
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The	2,692,380	39,524,138
Clearway Energy Inc Class C (c)	455,990	14,468,562
Talen Energy Corp (b)	170,715	57,035,882
Vistra Corp	1,274,603	188,883,419
		299,912,001
Multi-Utilities - 1.8%
Ameren Corp	1,047,388	114,804,199
CenterPoint Energy Inc	2,478,544	104,197,990
CMS Energy Corp	1,164,562	83,836,818
Consolidated Edison Inc	1,396,783	152,039,830
DTE Energy Co	786,807	111,624,309
NiSource Inc	1,813,120	80,556,922
Public Service Enterprise Group Inc	1,891,386	145,031,478
WEC Energy Group Inc	1,235,132	135,148,143
		927,239,689
Water Utilities - 0.3%
American Water Works Co Inc	738,322	99,060,663
Essential Utilities Inc	1,072,960	42,757,456
		141,818,119
TOTAL UTILITIES		3,033,421,216
TOTAL UNITED STATES		51,100,775,860
TOTAL COMMON STOCKS (Cost $39,069,705,829)		52,044,596,218

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (e) (Cost $8,111,226)	3.64	8,121,000	8,112,868

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	25,356,328	25,361,400
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	1,535,754,969	1,535,908,544
TOTAL MONEY MARKET FUNDS (Cost $1,561,264,901)			1,561,269,944

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $40,639,081,956)	53,613,979,030
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(1,517,299,880)
NET ASSETS - 100.0%	52,096,679,150

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P MidCap 400 Index Contracts (United States)	85	9/2026	32,069,650	5,792

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,320,674.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,223,973,314.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	116,860,795	3,865,086,488	3,956,695,562	1,208,196	108,552	1,127	25,361,400	25,356,328
Fidelity Securities Lending Cash Central Fund	1,047,281,917	2,216,120,614	1,727,493,987	1,305,175	-	-	1,535,908,544	1,535,754,969
	1,164,142,712	6,081,207,102	5,684,189,549	2,513,371	108,552	1,127	1,561,269,944

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.